Severance Indemnities and Pension Plans (Tables)	6 Months Ended
Sep. 30, 2021
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits
The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2020 and 2021:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2020	2021	2020		2021
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥23,695	¥22,196	¥7,354	¥117	¥9,276	¥100
Interest cost on projected benefit obligation	5,596	6,081	7,255	402	5,575	264
Expected return on plan assets	(35,577)	(41,132)	(15,785)	(1,072)	(16,254)	(1,182)
Amortization of net actuarial loss	8,547	137	8,158	125	3,215	73
Amortization of prior service cost	(602)	(629)	(1,309)	(226)	(1,343)	(189)
Gain on settlements and curtailment	(1,084)	(2,632)	—	—	—	—
Net periodic benefit cost (income)	¥575	¥(15,979)	¥5,673	¥(654)	¥469	¥(934)